Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies
Schedule of potentially dilutive outstanding instruments which were not included in the computation of diluted EPS

	As of June 30,
	2025	2024
Common stock purchase warrants	1,467,581	1,150,834
Stock options	300,467	56,699
Convertible debt	—	100,947
Total	1,768,048	1,308,480

	December 31,	December 31,
	2024	2023
Common stock purchase warrants	1,467,581	408,640
Stock options	229,919	56,609
Convertible debt	360,335	273,973
Total	2,057,835	739,222

Schedule of impact of the correction on the Company's condensed consolidated balance sheet	The accompanying results of operations for the three and six-month periods ended June 30, 2025, appropriately reflect the accrual, timing and recognition of costs related to product development.

	Impact of correction of error
	As previously reported	Adjustments	As restated
As of March 31, 2025: (unaudited)
Accrued expenses	$3,404,332	$(285,495)	$3,118,837
Total liabilities	$4,133,682	$(285,495)	$3,848,187
Total liabilities and shareholder’s equity	$7,746,120	$—	$7,746,120
For the three months ended March 31, 2025: (unaudited)
Research and development expenses	$2,227,175	$(285,495)	$1,941,680
Total operating expenses	$3,312,003	$(285,495)	$3,026,508
Loss from operations	$(3,312,003)	$285,495	$(3,026,508)
Net loss applicable to common stockholders	$(3,236,763)	$285,495	$(2,951,268)
Basic and diluted net loss per share	$(1.06)	$0.09	$(0.97)